UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 5.2%

$1,000	Kansas Development Finance Authority, Athletic Facility Revenue Bonds, University of Kansas Athletic Corporation Project, Series 2004K, 5.000%, 6/01/19	6/14 at 100.00	A1	$1,054,380

1,200	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 – NPFG Insured	4/15 at 100.00	A1	1,266,576

6,000	Kansas Development Finance Authority, Lease Revenue Bonds, University of Kansas Hospital Authority, Series 2009O, 5.000%, 6/15/39	6/19 at 100.00	Aa3	6,066,300
8,200	Total Education and Civic Organizations			8,387,256
	Energy – 1.1%

1,175	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	1,184,271

500	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Baa3	501,510
1,675	Total Energy			1,685,781
	Health Care – 20.4%

1,005	Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville Regional Medical Center, Series 2002, 5.000%, 8/01/18 – AMBAC Insured	8/12 at 100.00	N/R	1,028,336

1,825	Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16	8/10 at 100.00	N/R	1,824,927

3,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29	11/17 at 100.00	AA–	3,049,710

4,650	Kansas Development Finance Authority Hospital Revenue Bonds, Series 2009C (Adventist Health System/Sunbelt Obligated Group), 5.750%, 11/15/38	No Opt. Call	AA–	4,959,737

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,738,094

4,580	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16	6/10 at 101.00	AA	4,690,928

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2007L, 4.750%, 11/15/36 – NPFG Insured	11/17 at 100.00	A2	1,798,840

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28	11/17 at 100.00	A2	2,020,580

1,285	Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital, Series 2002Q, 5.375%, 12/15/16 – RAAI Insured	12/12 at 100.00	BBB–	1,306,729

2,850	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/37	9/17 at 100.00	N/R	2,678,088

	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006:
2,500	5.125%, 7/01/26	7/16 at 100.00	A3	2,516,650
500	5.125%, 7/01/36	7/16 at 100.00	A3	477,380

1,075	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center, Series 2001, 5.000%, 8/15/15 – AGM Insured	8/11 at 100.00	AAA	1,102,079

3,000	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A, 5.150%, 9/01/31	9/14 at 100.00	N/R	2,574,480

100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – NPFG Insured	7/10 at 100.00	A	100,095

750	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	719,873
32,800	Total Health Care			32,586,526

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 2.1%

	Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments, Series 1994XI-A:
$1,500	6.700%, 4/01/19 – RAAI Insured	4/10 at 101.00	N/R	$1,456,260
2,000	6.800%, 4/01/24 – RAAI Insured	4/10 at 101.00	N/R	1,906,940
3,500	Total Housing/Multifamily			3,363,200
	Housing/Single Family – 12.8%

90	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/10 at 105.00	Aaa	91,605

3,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative Minimum Tax)	12/12 at 105.00	Aaa	3,238,142

2,225	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2005A, 5.550%, 6/01/37 (Alternative Minimum Tax)	6/15 at 105.00	Aaa	2,304,499

125	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	135,440

3,645	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A1, 5.500%, 12/01/38 (Alternative Minimum Tax)	12/16 at 104.00	Aaa	3,793,133

3,630	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,757,486

2,690	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	2,802,227

4,215	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2007B4, 5.550%, 12/01/38 (Alternative Minimum Tax)	12/16 at 104.00	Aaa	4,448,933
19,755	Total Housing/Single Family			20,571,465
	Industrials – 1.2%

1,025	Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center, Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)	6/12 at 101.00	BBB–	887,988

1,000	Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc. Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)	8/10 at 100.00	AA	1,001,880
2,025	Total Industrials			1,889,868
	Long-Term Care – 1.9%

1,980	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	1,456,013

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc, Refunding Series 2005A, 5.600%, 5/15/28	5/10 at 100.00	N/R	1,647,220
3,980	Total Long-Term Care			3,103,233
	Materials – 2.3%

3,700	Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation/Cargill Inc. Project, Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)	6/10 at 100.00	A	3,704,218
	Tax Obligation/General – 12.4%

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – AGM Insured	No Opt. Call	AAA	3,020,125

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 – AGC Insured	9/18 at 100.00	Aa3	$2,093,340

65	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 – MBIA Insured	10/13 at 100.00	AA	70,884

1,500	Douglas County Unified School District 497, Kansas, General Obligation Bonds, Series 2006A, 5.000%, 9/01/25 – NPFG Insured	9/16 at 100.00	Aa3	1,620,780

2,000	Finney County Unified School District 457, Garden City, Kansas, General Obligation Bonds, Series 2009A, 5.250%, 9/01/24 – AGC Insured	9/19 at 100.00	AAA	2,225,160

1,100	Montgomery County Unified School District 445, Coffeyville, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	A	1,123,606

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
1,000	5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	1,056,490
330	5.375%, 7/01/28	7/11 at 100.00	BBB–	330,337

1,250	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16	9/10 at 100.00	AA	1,258,375

1,500	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AAA	1,647,840

2,085	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28	9/18 at 100.00	AA–	2,359,386

2,725	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2010A, 5.000%, 8/01/25	8/20 at 100.00	AA	3,028,919
18,055	Total Tax Obligation/General			19,835,242
	Tax Obligation/Limited – 17.7%

3,000	Butler County Public Building Commission, Kansas, Improvement Revenue Bonds, Public Facilities Projects, Series 2000, 5.550%, 10/01/21 – MBIA Insured	10/10 at 100.00	A2	3,082,140

1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	1,015,580

1,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/20	3/14 at 100.00	AAA	1,100,370

3,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/13 at 102.00	AA	3,158,640

2,665	Kansas Development Finance Authority, K-State Olathe Innovation Campus Inc., Johnson County Sales Tax Revenue Bonds, Series 2009L, 5.000%, 9/01/39	9/19 at 100.00	AA	2,764,058

500	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 – AGM Insured	10/12 at 100.00	AAA	543,030

1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 – NPFG Insured	4/14 at 100.00	AA	1,247,912

3,900	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A, 5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	AA	4,207,749

1,000	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – NPFG Insured	10/11 at 100.00	AA	1,032,000

1,155	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2004A, 5.000%, 4/01/22 – FGIC Insured	4/14 at 101.00	AA	1,221,863

5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BBB–	4,580,450

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

$2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+		$2,039,640

2,250	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		2,299,523
27,610	Total Tax Obligation/Limited				28,292,955
	U.S. Guaranteed – 1.9% (4)

1,795	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32 (Pre-refunded 1/01/11)	1/11 at 101.00	AAA		1,918,101

1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	5/10 at 100.00	A+	(4)	1,177,822
2,805	Total U.S. Guaranteed				3,095,923
	Utilities – 6.0%

1,225	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/18	1/10 at 100.50	N/R		1,225,037

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2004B, 5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AAA		1,048,790

	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2009A:
3,000	5.000%, 9/01/29 – BHAC Insured	3/19 at 100.00	AA+		3,183,150
3,000	5.250%, 9/01/34 – BHAC Insured	3/19 at 100.00	AA+		3,158,370

1,000	Wynadotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – NPFG Insured	5/11 at 100.00	A		1,039,390
9,225	Total Utilities				9,654,737
	Water and Sewer – 14.0%

2,300	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds, Series 2002-II, 5.000%, 11/01/23	11/12 at 100.00	AAA		2,475,145

5,000	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, State Match Program, Series 2008-CW, 5.000%, 11/01/24	1/13 at 100.00	AAA		5,270,450

8,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–		8,885,217

5,500	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 – FGIC Insured	10/13 at 100.00	A1		5,713,950
21,300	Total Water and Sewer				22,344,762
$154,630	Total Investments (cost $152,823,920) – 99.0%				158,515,166
	Other Assets Less Liabilities – 1.0%				1,578,066
	Net Assets – 100%				$160,093,232

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

4	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$158,515,166	$—	$158,515,166

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $152,721,585.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$6,961,600
Depreciation	(1,168,019)
Net unrealized appreciation (depreciation) of investments	$5,793,581

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.1%

$5,170	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$5,014,848
	Education and Civic Organizations – 5.5%

3,915	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 1999, 5.500%, 3/01/29	3/10 at 101.00	N/R	3,570,676

1,000	Campbellsville, Kentucky, Revenue Bonds, Campbellsville University, Series 2005, 5.700%, 3/01/34	3/15 at 100.00	N/R	900,050

5,660	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	5,718,128

1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 – FGIC Insured	10/15 at 100.00	AA–	1,121,470

	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2007A:
1,645	5.000%, 10/01/20 – AMBAC Insured	10/17 at 100.00	AA–	1,802,788
2,675	5.000%, 10/01/21 – AMBAC Insured	10/17 at 100.00	AA–	2,910,213
4,435	5.000%, 10/01/22 – AMBAC Insured	10/17 at 100.00	AA–	4,796,852

1,500	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa2	1,511,400

2,000	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35	10/16 at 100.00	N/R	1,840,280
23,830	Total Education and Civic Organizations			24,171,857
	Energy – 0.2%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Baa3	1,003,020
	Health Care – 13.9%

3,000	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 – AGC Insured	2/18 at 100.00	AAA	3,051,900

8,880	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	A	2,766,653

3,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.500%, 3/01/45 (WI/DD, Settling 3/03/10)	6/20 at 100.00	Baa2	2,987,640

7,005	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System, Series 2009A, 5.625%, 8/15/27	8/19 at 100.00	Aa3	7,657,936

5,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Series 2009, 5.500%, 5/01/39	5/19 at 100.00	AA–	5,111,650

9,500	Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville, United Methodist Hospital of Kentucky Inc. Project, Series 1997, 5.700%, 2/01/28 – CONNIE LEE/AMBA Insured	8/10 at 100.00	N/R	9,502,185

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
3,500	5.850%, 10/01/17	4/10 at 100.00	BB–	3,311,105
1,500	5.875%, 10/01/22	4/10 at 100.00	BB–	1,341,300

7,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa2	6,005,160

2,195	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,021,924

16,535	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2002A, 5.625%, 11/15/30	11/12 at 100.00	A–	16,776,576

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29	8/17 at 100.00	BBB+	$941,870
68,115	Total Health Care			61,475,899
	Housing/Multifamily – 0.6%

3,055	Henderson, Kentucky, Senior Tax-Exempt Residential Facilities Revenue Bonds, Pleasant Pointe Project, Series 1999A, 6.125%, 5/01/29	5/10 at 101.00	N/R	2,704,378
	Housing/Single Family – 3.2%

70	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)	7/10 at 100.50	AAA	71,088

4,505	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31	4/10 at 100.50	AAA	4,522,885

2,335	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)	1/14 at 100.00	AAA	2,368,087

1,120	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007E, 5.750%, 7/01/39	1/19 at 100.00	AAA	1,181,018

675	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007K, 5.000%, 7/01/34	1/17 at 100.00	AAA	677,673

150	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2008E, 5.450%, 7/01/38	1/18 at 100.00	AAA	155,213

5,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2009B, 5.150%, 7/01/39	1/19 at 100.00	AAA	5,131,900
13,855	Total Housing/Single Family			14,107,864
	Long-Term Care – 0.5%

2,000	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AAA	2,126,500
	Materials – 0.6%

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/10 at 100.00	BBB	2,643,412
	Tax Obligation/General – 3.4%

	Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
1,230	5.000%, 6/01/24	6/12 at 100.00	Aa3	1,302,189
1,700	5.000%, 6/01/25	6/12 at 100.00	Aa3	1,799,773

	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
1,085	6.000%, 12/01/27	12/17 at 100.00	N/R	1,092,910
1,605	6.250%, 12/01/32	12/17 at 100.00	N/R	1,618,546
2,190	6.500%, 12/01/37	12/17 at 100.00	N/R	2,208,287

	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2004A-B:
1,195	5.000%, 11/01/16 – AMBAC Insured	11/14 at 100.00	AA+	1,339,105
1,000	5.000%, 11/01/17 – AMBAC Insured	11/14 at 100.00	AA+	1,136,780

1,175	Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21	11/11 at 101.00	AA+	1,266,650

3,000	Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 – FGIC Insured	10/12 at 100.00	AA+	3,202,620
14,180	Total Tax Obligation/General			14,966,860
	Tax Obligation/Limited – 27.6%

1,305	Ballard County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,383,809

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

	Boone County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004B:
$1,460	5.000%, 5/01/20 – AGM Insured	5/14 at 100.00	Aa3	$1,546,447
2,580	5.000%, 5/01/21 – AGM Insured	5/14 at 100.00	Aa3	2,718,494

1,465	Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility, Series 2001, 5.125%, 9/01/22	9/12 at 101.00	Aa3	1,577,600

	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
1,220	5.000%, 6/01/20	6/14 at 100.00	Aa3	1,304,253
1,255	5.000%, 6/01/22	6/14 at 100.00	Aa3	1,330,024

	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
2,115	5.000%, 6/01/17 – NPFG Insured	6/14 at 100.00	Aa3	2,335,531
3,510	5.000%, 6/01/18 – NPFG Insured	6/14 at 100.00	Aa3	3,828,954
3,690	5.000%, 6/01/19 – NPFG Insured	6/14 at 100.00	Aa3	4,004,536

	Kentucky Area Development Districts Financing Trust, Ewing, Lease Acquisition Program Revenue Bonds, Series 2000C:
750	5.850%, 6/01/20	6/10 at 102.00	AA	768,158
1,000	6.000%, 6/01/30	6/10 at 102.00	AA	1,020,420

2,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa3	2,088,820

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1:
1,525	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	1,673,977
3,005	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AAA	3,286,929
4,135	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AAA	4,469,852
3,790	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AAA	4,096,914

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
35	0.000%, 12/01/15 – AGC Insured	No Opt. Call	AAA	28,735
50	0.000%, 12/01/16 – AGC Insured	No Opt. Call	AAA	38,617
3,505	0.000%, 12/01/22 – AGC Insured	No Opt. Call	AAA	1,873,528
3,750	0.000%, 12/01/23 – AGC Insured	No Opt. Call	AAA	1,880,513

5,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Tender Option Bonds Trust 11810-1, 16.638%, 12/01/28 – AGC Insured (IF)	6/18 at 100.00	AAA	6,953,900

2,365	Kentucky Local Correctional Facilities Authority, Multi-County Lease Revenue Bonds, Series 2004, 5.250%, 11/01/14 – NPFG Insured	No Opt. Call	A	2,687,799

1,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003, 5.000%, 11/01/19 – AMBAC Insured	11/13 at 100.00	A+	1,084,270

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/18 – NPFG Insured	No Opt. Call	Aa3	2,274,580

5,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AAA	5,728,850

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
2,500	5.250%, 2/01/28 – AGC Insured	2/19 at 100.00	AAA	2,711,175
2,500	5.250%, 2/01/29 – AGC Insured	2/19 at 100.00	AAA	2,687,950

3,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 96, Series 2009A, 5.000%, 11/01/29	11/19 at 100.00	Aa3	3,179,310

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B:
5,095	5.000%, 7/01/15 – AMBAC Insured	No Opt. Call	AA+	5,869,134
5,000	5.000%, 7/01/24 – AMBAC Insured	7/16 at 100.00	AA+	5,352,800

25	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2008A, 5.000%, 7/01/28	7/18 at 100.00	AA+	26,485

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$2,820	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2009A, 5.000%, 7/01/29	7/19 at 100.00	AA+	$2,979,358

4,000	Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization Project, Series 2001B, 5.150%, 7/01/19 – AGM Insured	7/11 at 100.00	AAA	4,217,080

2,060	Laurel County, Kentucky, School District Finance Corporation, School Building Revenue Bonds, Series 2007, 5.000%, 6/01/27 – AGM Insured	6/17 at 100.00	Aa3	2,172,682

	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,430	5.000%, 6/01/18 – AGM Insured	6/14 at 100.00	Aa3	1,536,664
1,585	5.000%, 6/01/20 – AGM Insured	6/14 at 100.00	Aa3	1,679,498

1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 – AGM Insured	6/14 at 101.00	AAA	1,903,349

5,100	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001A, 5.125%, 4/01/21	4/11 at 101.00	Aa3	5,256,876

	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,230	5.000%, 5/01/18 – NPFG Insured	5/14 at 100.00	Aa3	1,343,431
1,635	5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,766,863
1,715	5.000%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	1,846,300

1,360	Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21	4/11 at 101.00	Aa3	1,431,808

500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19	No Opt. Call	A	602,205

2,520	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 – AMBAC Insured	No Opt. Call	BBB	2,723,591

11,600	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	2,385,308

26,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	5,010,075

1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	1,441,614

2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 – AGM Insured	7/14 at 100.00	Aa3	2,303,646

1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/21 – AGM Insured	10/14 at 100.00	AAA	1,047,885
145,685	Total Tax Obligation/Limited			121,460,597
	Transportation – 5.2%

	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.00	A	5,007,700
2,195	5.000%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	A	2,179,920

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – NPFG Insured (Alternative Minimum Tax)	3/13 at 100.00	A	5,069,742

2,980	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2007B, 5.000%, 3/01/13 – SYNCORA GTY Insured (Alternative Minimum Tax)	No Opt. Call	A	3,168,396

1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AAA	1,018,960

6,780	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)	3/10 at 100.00	Baa3	6,340,385
23,045	Total Transportation			22,785,103

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed – 7.3% (4)

$1,875	Bell County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Judicial Center Project, Series 2000, 5.850%, 9/01/28 (Pre-refunded 3/01/11) – AMBAC Insured	3/11 at 102.00	A	(4)	$2,018,231

	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000:
1,665	5.500%, 6/01/18 (Pre-refunded 6/01/10)	6/10 at 101.00	AA	(4)	1,705,243
2,795	5.500%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	AA	(4)	2,862,555

1,500	Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 (Pre-refunded 10/01/12) – AGM Insured	10/12 at 100.00	AAA		1,660,995

1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	Aa2	(4)	1,072,350

400	Kentucky State Property and Buildings Commission, Agency Fund Revenue Bonds, Project 66A, Series 2000, 5.750%, 5/01/20 (Pre-refunded 5/01/10) – MBIA Insured	5/10 at 100.00	Aa3	(4)	404,036

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005:
2,795	5.000%, 8/01/22 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AAA		3,286,724
5,085	5.000%, 8/01/25 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AAA		5,968,061

5,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.000%, 10/01/22 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	Aa3	(4)	5,705,850

650	Magoffin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000, 5.750%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	Aa3	(4)	666,140

410	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AAA		451,730

	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
245	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		312,328
2,755	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		3,512,102

2,600	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded 7/01/10) – NPFG Insured	7/10 at 100.00	A	(4)	2,648,438
28,775	Total U.S. Guaranteed				32,274,783
	Utilities – 15.1%

1,175	Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Dayton Power & Light Company, Series 2005A, 4.700%, 1/01/28 – FGIC Insured	7/15 at 100.00	Aa3		1,176,469

	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Series 2007A:
4,000	5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A		4,014,880
4,600	5.250%, 9/01/42 – NPFG Insured	9/17 at 100.00	A		4,605,612
1,535	5.250%, 9/01/42 – MBIA Insured	9/17 at 100.00	AA+		1,589,876

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,100	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	A2		6,977,809
6,475	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	A2		6,203,762
5,755	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	A2		4,901,361
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A2		6,003,368
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A2		9,481,171

	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A:
2,945	5.000%, 10/01/20 – AGC Insured	4/19 at 100.00	Aa3		3,309,002
45	5.000%, 10/01/28 – AGC Insured	4/19 at 100.00	Aa3		47,592
8,575	5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	Aa3		8,894,762

2,975	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A		3,141,719

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

$3,990	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	A	$4,038,239

1,895	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/17 – NPFG Insured	7/15 at 100.00	A	2,000,248
72,265	Total Utilities			66,385,870
	Water and Sewer – 14.9%

	Campbell & Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Series 2007:
100	5.000%, 8/01/21 – NPFG Insured	8/17 at 100.00	AA	110,585
3,795	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA	4,117,461

1,000	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/11 at 102.00	AA–	1,031,490

	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006:
2,565	5.000%, 11/15/27	11/16 at 100.00	AAA	2,773,535
4,990	5.000%, 11/15/29	11/16 at 100.00	AAA	5,337,304

9,660	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1998A, 5.000%, 5/15/30 – FGIC Insured	5/10 at 100.00	AA–	9,672,365

16,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – NPFG Insured	11/11 at 101.00	AA–	16,813,916

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2004A:
7,365	5.250%, 5/15/37 – FGIC Insured	5/14 at 101.00	AA–	7,575,565
750	5.000%, 5/15/38 – FGIC Insured	5/14 at 101.00	AA–	758,333

2,000	Northern Kentucky Water District, Revenue Bonds, Series 2009, 6.500%, 2/01/33 – AGM Insured	8/18 at 100.00	Aa3	2,230,440

7,225	Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 – FGIC Insured	2/12 at 100.00	A2	7,320,153

2,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	6/19 at 100.00	BBB+	2,924,210

5,000	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	BBB+	5,150,300
63,190	Total Water and Sewer			65,815,657
$466,985	Total Investments (cost $422,326,147) – 99.1%			436,936,648
	Other Assets Less Liabilities – 0.9%			3,846,189
	Net Assets – 100%			$440,782,837

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$436,936,648	$—	$436,936,648

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2010

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $422,319,956.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$18,867,869
Depreciation	(4,251,177)
Net unrealized appreciation (depreciation) of investments	$14,616,692

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.4%

$2,450	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	$2,250,619

785	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	761,442
3,235	Total Consumer Staples			3,012,061
	Education and Civic Organizations – 1.4%

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,245,277
1,740	5.000%, 10/01/29 – NPFG Insured	10/13 at 100.00	A1	1,763,333
2,970	Total Education and Civic Organizations			3,008,610
	Health Care – 10.9%

1,500	City of Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39	8/19 at 100.00	A1	1,511,730

3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A1	3,235,188

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital, Series 1996, 6.250%, 10/01/27	4/10 at 100.00	BBB–	999,960

3,350	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2002A, 5.750%, 4/01/32	4/13 at 100.00	A	3,304,440

1,000	Michigan State Hospital FInance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AAA	1,043,500

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Crittenton Hospital, Series 2002A, 5.625%, 3/01/27	3/12 at 101.00	A	995,120

	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
1,000	5.000%, 5/15/12	No Opt. Call	Baa3	1,030,740
1,400	5.000%, 5/15/26	5/15 at 100.00	Baa3	1,225,658

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 – NPFG Insured	5/15 at 100.00	A+	1,824,220

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
105	6.250%, 8/15/13	8/10 at 100.00	BB–	105,011
3,885	6.500%, 8/15/18	8/10 at 100.00	BB–	3,840,206

1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,180,480

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M:
1,060	5.250%, 11/15/31 – NPFG Insured	11/11 at 100.00	A1	993,390
2,010	5.250%, 11/15/35 – NPFG Insured	11/11 at 100.00	A1	1,852,959
23,610	Total Health Care			23,142,602
	Housing/Multifamily – 3.2%

1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,222,656

2,175	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	2,258,672

4,460	Michigan Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA	3,251,251
7,835	Total Housing/Multifamily			6,732,579

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials – 1.0%

$2,000	Michigan Strategic Fund, Solid Waste Disposal Limited Obligation Revenue Bonds, Waste Management Inc., Series 2004, 4.500%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	BBB	$2,075,580
	Materials – 0.8%

1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	1,703,853
	Tax Obligation/General – 36.9%

660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23	5/18 at 100.00	AA+	711,500

800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	835,704

1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 – AGM Insured	4/18 at 100.00	AAA	1,567,020

1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22	5/13 at 100.00	AA–	1,101,998

	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005:
1,000	5.000%, 5/01/23 – NPFG Insured	5/15 at 100.00	AA–	1,045,980
2,085	5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	AA–	2,172,945
1,000	5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	AA–	1,038,590

2,013	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 8.044%, 5/01/32 – NPFG Insured (IF)	5/17 at 100.00	AA–	1,938,982

1,000	Charter County of Wayne, Michigan, General Obligation Limited Tax Building Improvement Bonds, Series 2009, 6.750%, 11/01/39	12/19 at 100.00	A	1,049,420

1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	AA–	1,928,033

	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997:
500	5.500%, 2/01/17 – FGIC Insured	2/17 at 100.00	A	500,605
11,000	5.250%, 2/01/27 – FGIC Insured	8/10 at 100.00	A	11,003,956

1,245	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/24 – AGM Insured	5/14 at 100.00	AAA	1,301,834

480	Genesee County, Michigan, General Obligaton Water Supply Bonds, Series 2003, 5.125%, 11/01/33 – NPFG Insured	11/13 at 100.00	A+	483,562

5,850	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	5/11 at 100.00	AA–	5,883,813

50	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.125%, 5/01/32 – NPFG Insured	5/16 at 100.00	AA–	50,964

1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	AA–	1,761,145

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24	11/13 at 100.00	AA–	2,099,560

1,000	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 – AGM Insured	5/14 at 100.00	AAA	1,055,310

1,215	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – AGM Insured	5/16 at 100.00	AAA	1,290,938

1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 – NPFG Insured	5/13 at 100.00	AA	1,404,481

840	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	AAA	848,518

3,250	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/21	5/13 at 100.00	AA–	3,435,868

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$350	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	AA–	$385,182

140	Oakland County Building Authority, Michigan, General Obligation Bonds, Refunding Series 2006, 5.000%, 6/01/27	6/13 at 100.00	AAA	145,517

	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007:
500	5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AAA	531,235
1,200	5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	AAA	1,231,212

1,370	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	AA–	1,448,761

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	A1	762,990
1,020	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	A1	730,718

4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – NPFG Insured	8/17 at 100.00	Aa1	4,173,760

1,075	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 11.153%, 5/01/36 – AGM Insured (IF)	5/17 at 100.00	AAA	995,826

150	South Haven, Van Buren County,Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AAA	154,580

500	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured	5/15 at 100.00	AA–	508,865

1,400	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/21 – FGIC Insured	11/14 at 100.00	AA–	1,489,306

1,405	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	AA–	1,425,218

1,530	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – AGM Insured	5/18 at 100.00	AAA	1,551,435

1,350	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008, 5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AAA	1,367,996

1,500	Wayland Union School District, Allegan County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/28 – AGM Insured	5/18 at 100.00	AAA	1,567,470

1,150	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AGM Insured	11/14 at 100.00	AAA	1,301,076

1,915	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/20 – AGM Insured	5/15 at 100.00	AAA	2,066,591

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	A1	2,494,977

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	A1	6,013,609

3,170	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – FGIC Insured	5/15 at 100.00	A+	3,367,713
76,438	Total Tax Obligation/General			78,224,763
	Tax Obligation/Limited – 13.2%

330	Detroit, Michigan, Building Authority Revenue Bonds, District Court Madison Center, Series 1996A, 6.150%, 2/01/11	8/10 at 100.00	A	331,049

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – NPFG Insured	No Opt. Call	A	2,879,402
3,295	0.000%, 6/01/18 – NPFG Insured	No Opt. Call	A	2,217,173

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

$3,375	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.125%, 5/01/14	No Opt. Call	N/R		$3,517,020

	Michigan Building Authority, Revenue Bonds, Series 2006IA:
3,000	0.000%, 10/15/27 – FGIC Insured	10/16 at 58.27	AAA		1,161,780
1,500	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA		541,170
3,960	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	A+		3,891,096

1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R		1,091,096

4,770	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%, 10/15/24	10/11 at 100.00	A+		4,848,371

4,400	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	A+		4,447,080

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	A+		2,068,260

1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refunding Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB		1,002,220
32,845	Total Tax Obligation/Limited				27,995,717
	Transportation – 0.8%

25	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series 2007, 5.000%, 1/01/32	1/17 at 100.00	AAA		25,713

1,535	Wayne County Airport Authority, Michigan, Revenue Refunding Bonds, Detroit Metropolitan Airport, Series 2007, 5.000%, 12/01/12 – FGIC Insured	No Opt. Call	A		1,632,288
1,560	Total Transportation				1,658,001
	U.S. Guaranteed – 11.1% (4)

1,000	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.50	AAA		1,114,150

250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 5.125%, 5/01/31 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AAA		273,278

3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001A, 5.125%, 7/01/31 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	A+	(4)	3,187,530

2,505	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	A+	(4)	2,824,713

3,750	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	4,044,675

1,000	Livonia Municipal Building Authority, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AA	(4)	1,008,800

6,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	3,413,280

75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)	No Opt. Call	A3	(4)	79,512

230	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%, 10/15/24 (Pre-refunded 10/15/11)	10/11 at 100.00	A+	(4)	246,643

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1	(4)	3,402,210

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA		1,169,090

1,500	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	A2	(4)	1,520,895

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (4) (continued)

$1,235	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AA–	(4)	$1,247,325
24,545	Total U.S. Guaranteed				23,532,101
	Utilities – 6.1%

1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – AGM Insured	7/13 at 100.00	AAA		1,045,500

	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
175	5.000%, 7/01/28	7/18 at 100.00	AA–		183,757
2,130	5.000%, 7/01/32	7/18 at 100.00	AA–		2,188,383

1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 – AMBAC Insured	1/12 at 100.00	A2		1,014,330

925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	A3		988,104

3,300	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/11 at 100.00	A2		3,303,267

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	A2		1,172,620

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 – NPFG Insured	No Opt. Call	A		3,063,640
13,530	Total Utilities				12,959,601
	Water and Sewer – 11.6%

2,495	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 – NPFG Insured	7/13 at 100.00	A+		2,512,415

4,455	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 – FGIC Insured	No Opt. Call	A+		2,955,135

4,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – NPFG Insured	7/15 at 100.00	AA+		4,120,720

	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
145	5.000%, 1/01/28	1/18 at 100.00	AA+		153,674
3,500	5.000%, 1/01/38	1/18 at 100.00	AA+		3,591,140

2,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA		2,071,900

1,625	Lansing, Michigan, Sewerage Disposal System Revenue Bonds, Series 2003, 5.000%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA–		1,688,164

2,075	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	10/15 at 100.00	AAA		2,273,640

4,055	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/14 at 100.00	AAA		4,280,215

1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA		1,093,340
25,350	Total Water and Sewer				24,740,343
$215,668	Total Investments (cost $199,952,106) – 98.4%				208,785,811
	Other Assets Less Liabilities – 1.6%				3,402,731
	Net Assets – 100%				$212,188,542

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

February 28, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$208,785,811	$—	$208,785,811

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $199,810,719.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$10,294,897
Depreciation	(1,319,805)
Net unrealized appreciation (depreciation) of investments	$8,975,092

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

18	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.0%

$2,250	Saint Louis Industrial Development Authority, Missouri, Empowerment Zone Hotel Facilities Revenue Bonds, Laurel Embassy Suites, Series 2009, 8.500%, 12/15/39	12/19 at 107.00	N/R	$2,223,113

3,225	St. Louis Industrial Development Authority, Missouri, Senior Lien Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 – AMBAC Insured	No Opt. Call	N/R	2,373,955
5,475	Total Consumer Discretionary			4,597,068
	Consumer Staples – 5.1%

3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/10 at 100.00	AA–	2,999,880

8,555	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	8,827,303
11,555	Total Consumer Staples			11,827,183
	Education and Civic Organizations – 3.6%

900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Stephens College, Series 1999, 6.000%, 6/01/24	6/10 at 100.00	A1	903,249

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AAA	1,203,310

1,360	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2001, 5.500%, 4/01/18 – NPFG Insured	4/11 at 100.00	A3	1,382,209

2,590	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2007A, 5.000%, 4/01/24 – SYNCORA GTY Insured	4/17 at 100.00	A	2,785,001

2,060	Southeast Missouri State University, System Facilities Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 4/01/26 – NPFG Insured	4/11 at 100.00	Baa1	2,066,880
7,910	Total Education and Civic Organizations			8,340,649
	Energy – 0.7%

500	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Baa3	501,510

1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Baa3	1,014,110
1,500	Total Energy			1,515,620
	Health Care – 18.6%

2,150	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39	6/19 at 100.00	A+	2,186,830

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,290	5.000%, 6/01/27	6/17 at 100.00	N/R	1,184,865
2,500	5.000%, 6/01/36	6/17 at 100.00	N/R	2,168,350

5,520	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	N/R	4,815,813

	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007:
1,250	5.000%, 12/01/32	12/17 at 100.00	N/R	933,025
3,995	5.000%, 12/01/37	12/17 at 100.00	N/R	2,828,220

1,250	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	1,214,163

1,000	Missouri Health & Educational Facilities Authority, St. Luke’s Episcopal- Presbyterian Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – AGM Insured	6/11 at 101.00	AAA	1,016,330

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	$1,022,980

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2005A, 5.000%, 5/15/22	5/15 at 100.00	AA	1,039,460

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Capital Region Medical Center, Series 1998, 5.250%, 11/01/23	5/10 at 100.00	Baa1	488,050

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Freeman Health System, Series 1998:
1,110	5.250%, 2/15/18	8/10 at 100.00	BBB+	1,110,189
1,300	5.250%, 2/15/28	8/10 at 100.00	BBB+	1,212,575

2,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	2,749,945

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,650	0.000%, 9/01/17 – MBIA Insured	No Opt. Call	A	1,257,614
2,955	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	1,716,678
3,915	0.000%, 9/01/22 – MBIA Insured	No Opt. Call	A	2,148,513

7,140	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., , Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	7,193,406

1,000	New Liberty Hospital District, Missouri, Revenue Bonds, Series 2001, 5.000%, 12/01/21 – AMBAC Insured	12/11 at 100.00	A+	1,007,980

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	1,016,990

	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
1,320	5.000%, 11/15/22	11/16 at 100.00	N/R	1,199,220
675	5.000%, 11/15/27	11/16 at 100.00	N/R	563,699
1,300	5.000%, 11/15/35	11/16 at 100.00	N/R	1,005,706

2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/10 at 100.00	BB	2,201,789
50,450	Total Health Care			43,282,390
	Housing/Multifamily – 2.7%

1,255	Clay County Industrial Development Authority, Missouri, GNMA Multifamily Housing Revenue Bonds, Oak Creek Apartments, Series 2002, 6.125%, 7/20/25 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,341,043

1,915	Jefferson County Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Lakewood Apartments Project, Series 2001B, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	11/16 at 100.00	N/R	1,829,974

	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
206	6.200%, 5/20/19	5/12 at 105.00	Aaa	224,258
975	6.300%, 5/20/37	5/12 at 105.00	Aaa	1,008,823

2,185	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/10 at 100.00	N/R	1,920,178
6,536	Total Housing/Multifamily			6,324,276
	Housing/Single Family – 2.4%

	Missouri Housing Development Commission, GNMA Single Family Remarketed Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995B:
195	6.375%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AAA	195,267
150	6.450%, 9/01/27 (Alternative Minimum Tax)	3/10 at 100.00	AAA	150,176

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)

$155	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	$158,274

115	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	120,128

1,310	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	1,379,024

1,365	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AAA	1,350,531

2,140	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007E-1, 5.200%, 9/01/38 (Alternative Minimum Tax)	No Opt. Call	AAA	2,157,484
5,430	Total Housing/Single Family			5,510,884
	Long-Term Care – 7.0%

2,250	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	2,105,348

1,500	Joplin, Missouri, Industrial Development Authority, Revenue Refunding Bonds, Christian Homes, Inc. Obligated Group, Series 2007F, 5.750%, 5/15/31	5/17 at 100.00	N/R	1,152,765

4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	5/10 at 101.00	N/R	3,483,598

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,500	5.125%, 8/15/26	8/17 at 100.00	N/R	1,379,745
2,525	5.125%, 8/15/32	8/17 at 100.00	N/R	2,184,453

1,285	Missouri Development Finance Board, Healthcare Facilities Revenue Bonds, Lutheran Home for the Aged, Series 2001A, 5.600%, 11/01/21	11/11 at 100.00	Aa2	1,304,211

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/37	2/17 at 100.00	N/R	1,689,500

1,200	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mary, Queen and Mother Association, Series 2001, 5.400%, 9/20/34	3/10 at 102.00	AA+	1,212,792

2,000	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.500%, 9/01/28	9/17 at 100.00	N/R	1,872,140
18,510	Total Long-Term Care			16,384,552
	Materials – 0.4%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BBB–	908,150
	Tax Obligation/General – 14.1%

2,000	Cass County Reorganized School District R-II, Raymore and Peculiar, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – AGM Insured	3/12 at 100.00	AAA	2,157,940

540	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2001C, 5.200%, 3/01/21	3/12 at 100.00	AA+	581,445

1,280	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 – AGM Insured	3/12 at 100.00	AAA	1,350,323

1,000	Greene County Reorganized School District R8, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – AGM Insured	3/12 at 100.00	AAA	1,078,970

1,315	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	1,441,385

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,450	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/21 – NPFG Insured	3/14 at 100.00	Aa2	$1,570,423

2,000	Kansas City, Missouri, General Obligation Bonds, Series 2004F, 5.000%, 2/01/24	2/14 at 100.00	AA	2,165,360

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – AGM Insured	3/16 at 100.00	AAA	2,133,140

	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007:
1,070	5.250%, 3/01/26 – AGM Insured	3/17 at 100.00	AAA	1,157,890
625	5.250%, 3/01/27 – AGM Insured	3/17 at 100.00	AAA	672,369

1,250	Nixa Reorganized School District R 02, Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – AGM Insured	3/16 at 100.00	AAA	1,381,400

1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,356,758

4,500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25	3/15 at 100.00	AA+	4,821,389

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2003:
2,875	5.125%, 3/01/20 – FGIC Insured	3/13 at 100.00	AA+	3,153,214
3,000	5.000%, 3/01/22 – FGIC Insured	3/13 at 100.00	AA+	3,246,030
1,250	5.000%, 3/01/23 – FGIC Insured	3/13 at 100.00	AA+	1,313,125

1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 – FGIC Insured	No Opt. Call	AA–	1,616,434

1,450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 – AGM Insured	3/14 at 100.00	AAA	1,605,121
30,190	Total Tax Obligation/General			32,802,716
	Tax Obligation/Limited – 20.5%

1,290	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005, 5.250%, 3/01/21 – NPFG Insured	3/16 at 100.00	A	1,398,373

1,875	Christian County Public Building Corporation, Missouri, Leasehold Revenue Bonds, Justice Center Project, Series 2000, 5.450%, 6/01/15 – RAAI Insured	6/10 at 100.00	N/R	1,882,856

420	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	358,852

1,035	Dunklin County, Missouri, Certificates of Participation, Series 2004, 5.000%, 12/01/19 – FGIC Insured	12/14 at 100.00	A	1,061,672

1,200	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21	4/14 at 100.00	N/R	1,197,876

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,315,715

3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 – SYNCORA GTY Insured	12/13 at 100.00	A+	3,083,730

2,525	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	2,127,590

500	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18	No Opt. Call	N/R	490,080

2,000	Lakeside 370 Levee District, Saint Charles County, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	1,997,780

3,885	Missouri Association of Rural Education, Pulaski County, Certificates of Participation, Waynesville School District R-6, Series 2004, 5.100%, 3/01/24 – NPFG Insured	3/10 at 100.00	A	3,885,078

2,335	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A	2,321,270

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

$4,920	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	A		$4,485,907

450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	3/10 at 101.00	A		456,134

1,705	O’Fallon, Missouri, Certificates of Participation, Series 2002, 5.250%, 2/01/15 – NPFG Insured	2/12 at 100.00	A1		1,841,656

2,500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/12 at 102.00	N/R		1,938,250

1,000	Pevely, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 – RAAI Insured	3/13 at 100.00	N/R		986,050

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	BBB–		3,094,380

1,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+		1,877,756

1,170	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	A		1,194,886

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	6/12 at 100.00	A1		1,974,778

2,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured	6/10 at 100.00	N/R		2,960,473

2,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aa3		2,604,750

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	11/14 at 100.00	N/R		580,133
1,600	5.500%, 11/01/27	11/14 at 100.00	N/R		1,386,240

1,800	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R		1,559,520
49,825	Total Tax Obligation/Limited				48,061,785
	Transportation – 5.2%

2,000	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 101.00	A		2,004,340

	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C:
1,000	7.000%, 9/01/19	3/10 at 102.00	N/R		976,990
2,400	7.050%, 9/01/24	3/10 at 102.00	N/R		2,237,928

2,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/21 – AGM Insured	7/17 at 100.00	AAA		2,111,140

	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
3,450	5.250%, 7/01/16 – AGM Insured	7/13 at 100.00	AAA		3,667,592
1,000	5.250%, 7/01/18 – AGM Insured	7/13 at 100.00	AAA		1,045,920
11,850	Total Transportation				12,043,910
	U.S. Guaranteed – 6.8% (4)

4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM) (5)	No Opt. Call	Aaa		4,104,585

1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 – AGM Insured (ETM)	No Opt. Call	AAA		956,448

2,500	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R	(4)	2,814,925

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (continued)

$275	Jefferson City School District, Missouri, General Obligation Bonds, Series 1991A, 6.700%, 3/01/11 (ETM)	No Opt. Call	Aa2	(4)	$283,624

1,500	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 2002, 5.700%, 8/15/22 (Pre-refunded 8/15/12)	8/12 at 101.00	N/R	(4)	1,683,255

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,000	0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	A	(4)	767,270
1,785	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	A	(4)	1,087,565
2,385	0.000%, 9/01/22 – MBIA Insured (ETM)	No Opt. Call	A	(4)	1,374,476

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)	12/10 at 101.00	N/R	(4)	2,108,440

750	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000, 7.250%, 6/15/25 (Pre-refunded 6/15/10)	6/10 at 100.00	N/R	(4)	765,818
17,720	Total U.S. Guaranteed				15,946,406
	Utilities – 5.4%

2,710	Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A, 5.000%, 10/01/26 – AMBAC Insured	10/12 at 100.00	AA–		2,770,270

3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 2008, 4.900%, 5/01/38 (Mandatory put 7/01/13)	No Opt. Call	Baa2		3,174,420

1,195	Nixa, Missouri, Electric System Revenue Bonds, Series 2005, 5.000%, 4/01/25 – SYNCORA GTY Insured	4/13 at 100.00	N/R		1,182,464

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A		2,112,080

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – NPFG Insured	No Opt. Call	A		3,241,282
11,935	Total Utilities				12,480,516
	Water and Sewer – 4.2%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39	3/18 at 100.00	A		1,038,610

1,825	Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22	1/12 at 100.00	AA		1,933,369

1,600	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	A		1,623,200

2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	Aa1		2,665,832

1,635	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Refunding Bonds, Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 – RAAI Insured	4/10 at 100.00	N/R		1,635,932

1,000	St. Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2002A, 5.250%, 12/01/28 – NPFG Insured	12/11 at 100.00	Baa1		1,002,580
10,025	Total Water and Sewer				9,899,523
$239,911	Total Investments (cost $225,405,594) – 98.7%				229,925,628
	Floating Rate Obligations – (1.0)%				(2,225,000)
	Other Assets Less Liabilities – 2.3%				5,175,590
	Net Assets – 100%				$232,876,218

24	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$229,925,628	$—	$229,925,628

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $223,016,970.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$10,192,422
Depreciation	(5,508,186)
Net unrealized appreciation (depreciation) of investments	$4,684,236

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Portion of investment has been pledged as collateral for inverse floating rate transactions.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.1%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$8,615	5.875%, 6/01/30	6/17 at 100.00	BBB	$7,341,617
5,000	5.750%, 6/01/34	6/17 at 100.00	BBB	4,028,150
12,805	5.875%, 6/01/47	6/17 at 100.00	BBB	9,632,049

5,575	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	5,407,694
31,995	Total Consumer Staples			26,409,510
	Education and Civic Organizations – 7.0%

4,090	Cleveland State University, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 6/01/23 – FGIC Insured	6/13 at 100.00	A+	4,147,424

	Ohio Higher Education Facilities Commission, General Revenue Bonds, Case Western Reserve University, Series 2004A:
2,310	5.000%, 12/01/16 – AMBAC Insured	12/13 at 100.00	AA–	2,536,888
2,825	5.000%, 12/01/17 – AMBAC Insured	12/13 at 100.00	AA–	3,074,758
2,975	5.000%, 12/01/18 – AMBAC Insured	12/13 at 100.00	AA–	3,206,812

1,600	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	1,600,752

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,855,053

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,100,600

	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,000	5.000%, 12/01/24	12/15 at 100.00	Baa2	941,130
1,000	5.000%, 12/01/29	12/15 at 100.00	Baa2	894,630

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,315	5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	A	1,357,619
1,060	5.000%, 12/01/27 – AMBAC Insured	12/14 at 100.00	A	1,087,549

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	12/11 at 100.00	Baa2	1,201,488
2,075	5.000%, 12/01/26	12/11 at 100.00	Baa2	1,915,101

1,885	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – NPFG Insured	12/16 at 100.00	AA–	1,943,190

	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004:
1,855	5.000%, 12/01/21 – NPFG Insured	6/14 at 100.00	A+	2,017,257
1,900	5.000%, 12/01/23 – NPFG Insured	6/14 at 100.00	A+	1,981,339

1,675	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	A+	1,751,330

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,325	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	A+	1,373,230
1,005	5.000%, 6/01/26 – AMBAC Insured	6/14 at 100.00	A+	1,036,818

1,025	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004E, 5.000%, 6/01/21 – AMBAC Insured	12/14 at 100.00	A+	1,076,711
34,780	Total Education and Civic Organizations			36,099,679
	Health Care – 13.0%

7,130	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	5/10 at 101.00	Baa1	7,075,741

150	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 2004A, 5.500%, 11/15/34 – RAAI Insured	11/14 at 100.00	Baa1	140,751

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,065	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Series 2003, 5.250%, 11/15/25 – AGM Insured	11/13 at 100.00	Aa3	$1,095,310

1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 – NPFG Insured	8/10 at 100.00	A	1,001,050

3,900	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	4,094,454

2,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A, 5.625%, 8/15/32	8/12 at 101.00	A	2,312,650

130	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1996, 5.800%, 6/01/16	6/10 at 100.00	AA	130,282

	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009:
2,250	5.000%, 11/01/34	11/19 at 100.00	Aa2	2,275,673
3,000	5.250%, 11/01/40	11/19 at 100.00	Aa2	3,066,030

3,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	3,008,160

2,000	Lorain County, Ohio, Hospital Revenue Bonds, Catholic Healthcare Partners Inc, Refunding Series 2002, 5.375%, 10/01/30	10/12 at 100.00	AA–	2,019,900

1,560	Lorain County, Ohio, Hospital Revenue Bonds, Catholic Healthcare Partners, Series 1997B, 5.500%, 9/01/27 – NPFG Insured	3/10 at 100.00	A1	1,560,671

6,350	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999, 5.375%, 11/15/29 – AMBAC Insured	5/10 at 101.00	N/R	6,392,418

2,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A–	2,015,980

4,000	Middleburg Heights, Ohio, Hospital Improvement Revenue Refunding Bonds, Southwest General Hospital, Series 1995, 5.625%, 8/15/15 – AGM Insured	8/10 at 100.00	AAA	4,052,520

7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	A	8,353,450

2,270	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	No Opt. Call	AA	2,294,561

	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A:
2,000	6.250%, 11/15/33	11/14 at 100.00	Aa3	2,109,780
1,125	6.250%, 11/15/39	11/14 at 100.00	Aa3	1,180,958

1,150	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39	1/15 at 100.00	A	1,223,416

5,625	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551, 19.967%, 1/01/39 (IF)	1/19 at 100.00	Aa2	6,616,238

665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22	11/10 at 101.00	A–	678,686

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
75	5.000%, 11/15/13	No Opt. Call	A–	80,498
2,700	5.250%, 11/15/36	11/16 at 100.00	A–	2,565,999

375	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A	381,938

1,200	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.250%, 10/01/31 – RAAI Insured	10/11 at 101.00	N/R	1,291,308
64,220	Total Health Care			67,018,422

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 3.1%

$995	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	5/10 at 102.00	N/R	$769,045

3,045	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Carriage House Apartments Project, Series 2002, 5.400%, 3/20/37	9/11 at 102.00	Aaa	3,097,130

2,620	Henry County, Ohio, GNMA Collateralized Healthcare Facility Revenue Bonds, Alpine Village Project, Series 1999, 6.375%, 2/20/41	8/10 at 101.00	Aaa	2,667,474

1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aaa	1,852,435

2,420	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23	8/10 at 101.00	Aa2	2,446,668

2,370	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	AAA	2,378,224

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa	2,999,760
16,255	Total Housing/Multifamily			16,210,736
	Housing/Single Family – 0.5%

690	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 –AGM Insured (Alternative Minimum Tax)	3/10 at 100.00	Aaa	704,621

2,020	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	2,014,708
2,710	Total Housing/Single Family			2,719,329
	Industrials – 2.1%

500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/12 at 102.00	N/R	476,590

340	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	N/R	298,836

1,825	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/10 at 100.00	N/R	1,707,780

75	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Port Cleveland Bond Fund, Series 1997A, 5.800%, 5/15/27 (Alternative Minimum Tax)	No Opt. Call	N/R	66,614

570	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Port Cleveland Bond Fund, Series 2002A, 5.600%, 11/15/15	5/12 at 102.00	N/R	558,988

2,000	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	BBB	2,018,640

	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
385	5.000%, 6/01/15 (Alternative Minimum Tax)	6/12 at 102.00	AA–	402,221
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/12 at 102.00	AA–	692,105

1,020	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA–	1,066,818

	State of Ohio Economic Development Bonds, Ohio Enterprise Bond Fund, Series 2009-5 (Shearer’s Foods, Inc. Project):
1,455	5.000%, 6/01/22	12/19 at 100.00	AA–	1,612,766
1,645	5.000%, 12/01/24	12/19 at 100.00	AA–	1,789,546
10,490	Total Industrials			10,690,904

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.2%

$3,120	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Heinzerling Foundation, Series 1995, 6.200%, 11/01/20	5/10 at 100.00	Aa1	$3,125,710

2,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 – RAAI Insured	7/12 at 100.00	BBB	1,871,940

995	Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage Revenue Refunding Bonds, Lutheran Orphans and Old Folks Home Society, Series 1994, 6.875%, 8/01/23	5/10 at 100.00	Aa2	997,259
6,115	Total Long-Term Care			5,994,909
	Materials – 0.6%

1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22	3/14 at 101.00	A	1,015,570

2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A	2,141,220
3,000	Total Materials			3,156,790
	Tax Obligation/General – 21.4%

1,000	Columbus City School District Franklin County, OH School Facilities Construction and Improvement Bonds, Series 2009B (General Obligation-Unlimited Tax), 5.000%, 12/01/29	12/19 at 100.00	AA–	1,063,470

	Adams County Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995:
6,000	7.000%, 12/01/15 – NPFG Insured	No Opt. Call	A	6,940,320
9,500	5.250%, 12/01/21 – NPFG Insured	6/10 at 100.00	A	9,530,495

600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	A2	557,112

1,000	Beavercreek City School District, Ohio, General Obligation Bonds, Series 2009, 5.000%, 12/01/36	6/19 at 100.00	AA	1,036,700

1,670	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – NPFG Insured	No Opt. Call	A	1,948,322

1,000	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.375%, 11/01/17 – AMBAC Insured	11/11 at 101.00	A2	1,085,720

2,515	Canton City School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/19 – NPFG Insured	6/15 at 100.00	A	2,695,049

2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	2,570,102

1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 – AGM Insured	6/18 at 100.00	Aa3	1,067,540

2,675	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22	12/14 at 100.00	AA+	2,877,123

1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	Aa1	1,576,125

820	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AA+	862,041

1,245	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 – NPFG Insured	6/14 at 100.00	Aa3	1,374,555

1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AA–	1,326,640

	Delaware City School District, Delaware County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995:
1,000	0.000%, 12/01/10 – FGIC Insured	No Opt. Call	A	992,860
1,000	0.000%, 12/01/11 – FGIC Insured	No Opt. Call	A	978,430

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 – NPFG Insured	12/15 at 100.00	A1	$1,046,770

1,005	Findlay, Ohio, General Obligation Bonds, Series 2004, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	AA	1,148,202

3,160	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	3,440,418

115	Geauga County, Ohio, Limited Tax General Obligation, Sewer District Improvement Bonds, Bainbridge Water Project, Series 1995, 6.850%, 12/01/10	6/10 at 100.00	Aa2	115,629

3,810	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/17 – NPFG Insured	12/14 at 100.00	Aa3	4,126,916

1,000	Hilliard, Ohio, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 12/01/29	12/19 at 100.00	AA	1,052,010

2,500	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 – CIFG Insured	6/17 at 100.00	A	2,548,600

	Indian Creek Local School District, Jefferson County, Ohio, General Obligation Bonds, School Facilities Construction and Improvements, Series 2009:
1,750	5.000%, 12/01/34	No Opt. Call	Aa3	1,792,910
1,100	5.125%, 12/01/36	No Opt. Call	Aa3	1,132,208

1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 – NPFG Insured	6/13 at 100.00	Aa3	1,358,697

1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 – FGIC Insured	12/14 at 100.00	A+	1,518,258

1,500	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AAA	1,731,810

520	Kettering, Ohio, Limited Tax General Obligation Bonds, Series 1991, 6.650%, 12/01/12	6/10 at 100.00	Aa3	522,756

	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Series 2005:
1,000	5.000%, 12/01/22 – NPFG Insured	6/15 at 100.00	Aaa	1,085,000
1,480	5.000%, 12/01/24 – NPFG Insured	6/15 at 100.00	Aaa	1,588,528

555	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa2	673,476

1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	AA–	1,796,933

1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28 – AMBAC Insured	12/12 at 100.00	Baa2	1,005,770

1,855	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AAA	1,971,327

1,000	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aa1	1,058,880

1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	A2	1,030,370

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	A2	1,475,458

530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34	12/19 at 100.00	A2	558,609

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005:
3,740	5.000%, 12/01/23 – AGM Insured	12/15 at 100.00	AAA	4,058,162
1,000	5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AAA	1,075,250

1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/21	9/11 at 100.00	AA+	1,059,860

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,000	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10	No Opt. Call	AA+	$1,024,910

730	Ohio, General Obligation Bonds, Common Schools, Series 2004B, 5.000%, 3/15/21	3/14 at 100.00	AA+	776,815

6,055	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/22	2/13 at 100.00	AA+	6,347,578

1,845	Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16	3/15 at 100.00	AA+	2,074,315

1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/35 – SYNCORA GTY Insured	6/17 at 100.00	A	1,015,750

1,500	Pettisville Local School District, Fulton County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Bonds, Series 2009, 5.000%, 12/01/36	No Opt. Call	Aa3	1,540,185

500	Pickerington Local School District, Fairfield County, Ohio, General Obligation Bonds, Series 1993, 0.000%, 12/01/11 – AMBAC Insured	No Opt. Call	A1	493,665

3,315	South Point Local School District, Lawrence County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	AAA	3,547,348

30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	5/10 at 100.00	Aa1	30,133

2,315	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,791,010

1,300	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	AAA	1,350,765

3,755	Toledo City School District, Lucas County, Ohio, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 – FGIC Insured	12/13 at 100.00	Aa3	3,945,341

1,000	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvment Series 2009, 5.125%, 12/01/37	No Opt. Call	AA	1,037,640

500	Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/37 – AGC Insured	12/17 at 100.00	AAA	512,570

	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 – NPFG Insured	12/13 at 100.00	Aa1	1,523,135
1,515	5.250%, 12/01/21 – NPFG Insured	12/13 at 100.00	Aa1	1,682,438

2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 – AGM Insured	12/18 at 100.00	AAA	2,139,640
102,840	Total Tax Obligation/General			110,288,649
	Tax Obligation/Limited – 13.4%

5,690	Akron, Ohio, Income Tax Revenue Bonds, Community Learning Centers, Series 2004A, 5.000%, 12/01/33 – FGIC Insured	12/13 at 100.00	AA+	5,775,293

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	851,428
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	961,509
650	5.000%, 12/01/35	12/16 at 102.00	N/R	504,049

1,150	Cincinnati, Ohio, Economic Development Revenue Bonds, Keystone Parke Project, Series 2008A, 5.000%, 11/01/38	11/13 at 102.00	AA	1,146,447

1,850	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	N/R	1,864,541

1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 – AMBAC Insured	6/14 at 100.00	BBB+	1,411,243

1,700	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Notes, Series 2009 (Special Obligation), 5.000%, 12/01/34	12/19 at 100.00	A1	1,702,482

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$5,615	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities Authority, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	Aaa	$6,037,529

	Franklin County, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Convention Facilities Authority, Series 2007:
2,215	5.000%, 12/01/26	12/17 at 100.00	Aaa	2,417,805
2,000	5.000%, 12/01/27	12/17 at 100.00	Aaa	2,169,040

1,210	Groveport, Ohio, Special Obligation Income Tax Receipts Bonds, Series 2002, 5.000%, 12/01/22 – NPFG Insured	12/12 at 100.00	A3	1,227,678

	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	A+	2,412,470
2,535	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	A+	2,639,467

10,050	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A2	10,228,086

3,300	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A2	1,254,858

2,635	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B, 5.000%, 9/01/31	9/19 at 100.00	Aa3	2,705,249

2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32	12/19 at 100.00	A+	2,025,680

1,485	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 – AMBAC Insured	4/12 at 100.00	A2	1,540,747

495	Ohio Department of Transportation, Certificates of Participation, Panhandle Rail Line, Series 1992A, 6.500%, 4/15/12 – AGM Insured	4/10 at 100.00	AAA	497,351

1,050	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.000%, 4/01/22 – AGM Insured	4/12 at 100.00	AAA	1,108,695

1,900	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AAA	2,029,637

3,135	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured	4/15 at 100.00	AAA	3,341,377

1,490	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16	6/13 at 100.00	AA	1,650,890

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15	12/13 at 100.00	AA	1,118,790

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 – AGM Insured	2/15 at 100.00	AAA	1,107,660

11,900	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	2,446,997

24,150	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	4,609,269

18,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,224,260
114,015	Total Tax Obligation/Limited			69,010,527
	Transportation – 2.5%

1,025	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/27 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–	976,005

10,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA	11,746,100
11,025	Total Transportation			12,722,105

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed – 16.1% (4)

$700	Buckeye Local School District, Medina County, Ohio, General Obligation Bonds, Series 2000, 5.500%, 12/01/25 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	A2	(4)	$728,581

	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B:
3,420	5.000%, 12/01/26 (Pre-refunded 6/01/15) – MBIA Insured	6/15 at 100.00	A3	(4)	3,953,794
3,590	5.000%, 12/01/27 (Pre-refunded 6/01/15) – MBIA Insured	6/15 at 100.00	A3	(4)	4,150,327

1,255	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001, 5.375%, 12/01/17 (Pre-refunded 12/01/11) – MBIA Insured	12/11 at 100.00	AA	(4)	1,362,177

4,045	Columbus, Ohio, General Obligation Bonds, Series 2000, 5.250%, 11/15/17 (Pre-refunded 11/15/10)	11/10 at 101.00	Aaa		4,230,666

1,235	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – SYNCORA GTY Insured (ETM)	No Opt. Call	A–	(4)	1,441,665

1,200	Heath City School District, Licking County, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 2000A, 5.500%, 12/01/27 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	A2	(4)	1,248,816

3,385	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 100.00	Aa1	(4)	3,587,525

565	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	A2	(4)	593,623

520	Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland Community Hospital Inc., Series 1992, 6.500%, 11/15/12 (ETM)	5/10 at 100.00	A1	(4)	546,390

9,500	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999, 6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A	(4)	9,655,230

5,610	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)	9/11 at 100.00	Aa2	(4)	6,006,010

2,390	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	Aa2	(4)	2,557,252

3,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R	(4)	3,363,750

	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1985B:
6,460	0.000%, 1/15/15 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 67.04	AAA		4,314,376
5,700	0.000%, 1/15/15 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 70.48	AAA		3,986,010

5,065	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa		5,751,915

1,150	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15 (Pre-refunded 6/01/14)	6/14 at 100.00	AAA		1,343,902

2,855	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		3,350,657

8,140	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20 (Pre-refunded 2/01/11)	2/11 at 100.00	AA+	(4)	8,498,404

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+	(4)	466,716
3,055	5.250%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+	(4)	3,564,543

1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	Aa3	(4)	1,773,982

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (4) (continued)

$1,335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 101.00	A–	(4)	$1,406,249

1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	A1	(4)	1,368,094

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
1,500	5.750%, 6/01/18 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	A+	(4)	1,615,890
1,520	5.750%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	A+	(4)	1,637,435
80,275	Total U.S. Guaranteed				82,503,979
	Utilities – 6.3%

5,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1		5,064,850

1,535	Cleveland Public Power System, Ohio, First Mortgage Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13 – NPFG Insured	No Opt. Call	A		1,427,059

	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A		1,222,493
2,000	5.000%, 11/15/38 – NPFG Insured	5/18 at 100.00	A		2,014,600
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A		1,520,775

5,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/10 at 100.00	N/R		4,290,250

	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004:
1,000	5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1		1,029,880
5,450	5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	A1		5,597,586
1,465	5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	A1		1,495,018
3,295	5.000%, 2/15/23 – AMBAC Insured	2/14 at 100.00	A1		3,352,926

1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17	No Opt. Call	AAA		1,181,616

4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3		4,502,682
42,990	Total Utilities				32,699,735
	Water and Sewer – 6.4%

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa3		1,983,064

4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32	12/17 at 100.00	AAA		4,611,640

865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A3		873,806

10,325	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa2		11,982,574

2,030	Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System Improvements, Series 2004, 5.875%, 12/01/25	6/14 at 100.00	N/R		1,938,873

1,260	Lancaster, Ohio, Wastewater System Improvement Revenue Bonds, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	N/R		1,272,663

4,590	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 4.750%, 12/01/47 – SYNCORA GTY Insured	12/17 at 100.00	A–		4,218,485

530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 – AGM Insured	6/18 at 100.00	AAA		574,520

105	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA		119,713

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
$1,405	5.000%, 12/01/25	12/19 at 100.00	Aa2	$1,547,523
1,475	5.000%, 12/01/26	12/19 at 100.00	Aa2	1,611,880

645	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AAA	708,242

1,390	Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Ohio, Series 2009, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	Aa3	1,412,171
30,705	Total Water and Sewer			32,855,154
$551,415	Total Investments (cost $489,364,404) – 98.7%			508,380,428
	Other Assets Less Liabilities – 1.3%			6,674,252
	Net Assets – 100%			$515,054,680

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$508,380,428	$—	$508,380,428

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $488,957,155.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$25,806,119
Depreciation	(6,382,846)
Net unrealized appreciation (depreciation) of investments	$19,423,273

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 5.7%

$500	Delafield Community Development Authority, Wisconsin, Redevelopment Revenue Bonds, Saint John’s Northwestern Milirary Academy, Series 2009, 4.700%, 6/01/34	6/19 at 100.00	Aaa	$508,765

	Madison Community Development Authority, Wisconsin, Revenue Bonds, The Wisconsin Alumni Research Foundation, Series 2009:
1,000	5.000%, 10/01/22	10/19 at 100.00	AAA	1,145,040
1,000	5.000%, 10/01/23	10/19 at 100.00	AAA	1,137,070

370	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	8/10 at 100.50	BBB–	336,630

200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	200,604

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	227,833
3,320	Total Education and Civic Organizations			3,555,942
	Health Care – 6.6%

1,485	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009, 5.875%, 2/15/39	2/19 at 100.00	A3	1,498,870

80	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila Hospital, Series 1995A, 5.875%, 8/01/12	8/10 at 100.00	AA+	80,266

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – NPFG Insured	7/10 at 100.00	A	500,475

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32	2/14 at 100.00	A+	1,045,030

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	A1	1,018,880
4,065	Total Health Care			4,143,521
	Housing/Multifamily – 8.0%

675	Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa Ciera Inc., Series 2000A, 5.900%, 11/20/30	5/10 at 100.00	N/R	675,965

570	Lake Delton Community Development Agency, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodland Park Project, Series 2001, 5.300%, 2/20/31 (Alternative Minimum Tax)	1/12 at 102.00	N/R	575,483

1,000	Madison Community Development Authority, Wisconsin, GNMA Multifamily Housing Revenue Refunding Bonds, Greentree Glen Apartments, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,000,430

1,000	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	AA–	1,010,120

500	Sheboygan Housing Authority, Wisconsin, GNMA Multifamily Revenue Refunding Bonds, Lake Shore Apartments, Series 1998A, 5.100%, 11/20/26	5/10 at 100.00	AAA	500,225

300	Walworth County Housing Authority, Wisconsin, FHA-Insured Housing Revenue Bonds, Kiwanis Heritage Inc. Senior Apartments, Series 1997, 5.550%, 9/01/22	3/10 at 100.00	N/R	300,219

965	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/16 at 100.00	AA	920,620
5,010	Total Housing/Multifamily			4,983,062
	Housing/Single Family – 4.0%

30	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/10 at 100.00	N/R	30,043

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)

	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E:
$1,250	4.900%, 11/01/35	5/15 at 100.00	AA	$1,240,888
1,300	4.900%, 11/01/35 – AMBAC Insured	5/15 at 100.00	AA	1,253,902
2,580	Total Housing/Single Family			2,524,833
	Industrials – 0.9%

565	Milwaukee Redevelopment Authority, Wisconsin, Schlitz Park Mortgage Revenue Refunding Bonds, Series 1998A, 5.500%, 1/01/17 (Alternative Minimum Tax)	1/11 at 100.00	N/R	535,914
	Tax Obligation/General – 0.1%

95	Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18	5/10 at 100.00	B+	93,695
	Tax Obligation/Limited – 59.3%

1,500	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Arena Project, Series 2002, 5.150%, 6/01/29	6/12 at 100.00	Aa2	1,544,895

2,000	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Bayshore Public Parking Project, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A3	2,082,300

100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19	10/11 at 100.00	A3	102,015

350	Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds, Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 – AMBAC Insured	2/11 at 100.00	AA	361,575

960	Madison Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Monona Terrace, Series 2002, 4.375%, 3/01/20	3/12 at 100.00	Aa2	979,421

675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29	6/16 at 100.00	A3	649,755

2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 – AMBAC Insured	8/12 at 100.00	A1	2,054,560

1,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	A1	1,012,690

275	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2005A, 4.600%, 8/01/22	8/15 at 100.00	A2	282,758

	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Summerfest Project, Series 2001:
400	4.850%, 8/01/17	8/11 at 100.00	A	409,700
1,000	4.950%, 8/01/20	8/11 at 100.00	A	1,016,170

1,500	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.000%, 12/01/26	12/14 at 100.00	A1	1,565,715

	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
500	4.625%, 12/01/28	12/18 at 100.00	A1	531,625
1,000	4.750%, 12/01/32	12/18 at 100.00	A1	1,046,640

1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27	10/13 at 100.00	A2	977,430

1,200	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004-I, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	BBB	1,196,448

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
2,500	5.500%, 7/01/25 – AGC Insured	No Opt. Call	AAA	2,757,200
2,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	1,932,000

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

$1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	BBB+		$1,005,490

	Saint Francis Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2007:
400	4.150%, 3/01/20	3/17 at 100.00	A3		410,332
300	4.350%, 3/01/22	3/17 at 100.00	A3		303,945
280	4.500%, 3/01/24	3/17 at 100.00	A3		283,307
520	4.600%, 3/01/27	3/17 at 100.00	A3		520,926

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
850	5.500%, 12/15/18 – NPFG Insured	No Opt. Call	AA–		1,012,495
400	5.500%, 12/15/19 – NPFG Insured	No Opt. Call	AA–		476,088
2,195	5.500%, 12/15/20 – NPFG Insured	No Opt. Call	AA–		2,623,859
500	5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA–		574,480

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R		1,244,729

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25	8/16 at 100.00	A2		1,304,374

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	A3		1,060,810

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	A3		1,030,690

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
2,900	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AAA		3,314,638
500	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AAA		566,000

2,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 – AGM Insured	No Opt. Call	AAA		800,440
36,330	Total Tax Obligation/Limited				37,035,500
	U.S. Guaranteed – 5.5% (4)

	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
2,000	5.125%, 8/01/21 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1	(4)	2,276,140
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1	(4)	1,138,070
3,000	Total U.S. Guaranteed				3,414,210
	Utilities – 6.6%

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A		1,056,040

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	A		2,031,820

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – FGIC Insured	No Opt. Call	A		1,052,590
4,000	Total Utilities				4,140,450
$58,965	Total Investments (cost $59,344,245) – 96.7%				60,427,127
	Other Assets Less Liabilities – 3.3%				2,050,748
	Net Assets – 100%				$62,477,875

38	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$60,427,127	$—	$60,427,127

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $59,338,599.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$1,902,388
Depreciation	(813,860)
Net unrealized appreciation (depreciation) of investments	$1,088,528

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

Nuveen Investments	39

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2010